UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Invesco ADR Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Invesco ADR Portfolio

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $8,586,688 of securities on loan) (1)	$186,356,609
Cash	182,880
Cash denominated in foreign currencies (2)	1,161,564
Dividends receivable	737,337
Subscriptions receivable	194,134

Total assets	188,632,524

LIABILITIES:
Due to investment adviser	188,630
Payable upon return of securities loaned	8,895,713
Redemptions payable	209,483

Total liabilities	9,293,826

NET ASSETS	$179,338,698

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,754,410
Additional paid-in capital	234,099,238
Net unrealized depreciation on investments	(29,090,890)
Undistributed net investment income	2,773,545
Accumulated net realized loss on investments	(30,197,605)

NET ASSETS	$179,338,698

NET ASSET VALUE PER OUTSTANDING SHARE	$10.22
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	17,544,099

(1) Cost of investments in securities:	$215,465,052
(2) Cost of cash denominated in foreign currencies:	1,144,011

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$1,171
Income from securities lending	70,349
Dividends	4,132,713
Foreign withholding tax	(480,336)

Total income	3,723,897

EXPENSES:
Audit fees	18,840
Bank and custodial fees	28,164
Investment administration	60,075
Management fees	810,580
Other expenses	32,779

Total expenses	950,438

Less amount reimbursed by investment adviser	86

Net expenses	950,352

NET INVESTMENT INCOME	2,773,545

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(23,972,199)
Change in net unrealized depreciation on investments	34,415,753

Net realized and unrealized gain on investments	10,443,554

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,217,099

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,773,545	$5,677,980
Net realized loss on investments	(23,972,199)	(2,619,803)
Change in net unrealized depreciation on investments	34,415,753	(105,597,579)

Net increase (decrease) in net assets resulting from operations	13,217,099	(102,539,402)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	0	(5,730,139)
From net realized gains	0	(15,595,034)

Total distributions	0	(21,325,173)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	33,166,858	122,178,864
Reinvestment of distributions	0	21,325,173
Redemptions of shares	(39,024,275)	(95,175,078)

Net increase (decrease) in net assets resulting from share transactions	(5,857,417)	48,328,959

Total increase (decrease) in net assets	7,359,682	(75,535,616)

NET ASSETS:
Beginning of period	171,979,016	247,514,632

End of period (1)	$179,338,698	$171,979,016
	0	0
OTHER INFORMATION:

SHARES:
Sold	3,722,863	9,319,454
Issued in reinvestment of distributions	0	1,879,110
Redeemed	(4,250,415)	(7,026,966)

Net increase (decrease)	(527,552)	4,171,598

(1) Including undistributed net investment income	$2,773,545	0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$9.52		$17.81	$19.67	$18.68	$17.21	$14.61

Income from Investment Operations

Net investment income	0.16		0.33	0.39	0.41	0.27	0.26
Net realized and unrealized gain (loss)	0.54		(7.29)	1.04	3.99	1.67	2.60

Total Income (Loss) From
Investment Operations	0.70		(6.96)	1.43	4.40	1.94	2.86

Less Distributions

From net investment income	0.00		(0.33)	(0.44)	(0.36)	(0.27)	(0.26)
From net realized gains	0.00		(1.00)	(2.85)	(3.05)	(0.20)

Total Distributions	0.00		(1.33)	(3.29)	(3.41)	(0.47)	(0.26)

Net Asset Value, End of Period	$10.22		$9.52	$17.81	$19.67	$18.68	$17.21

Total Return ±	7.35%	^	(40.19%)	7.40%	23.89%	11.29%	19.64%

Net Assets, End of Period ($000)	$179,339		$171,979	$247,515	$276,084	$281,797	$221,799

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.17%	*	1.14%	1.08%	1.08%	1.06%	1.07%
- After Reimbursement §	1.17%	*	1.13%	1.08%	1.08%	1.06%	1.06%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	3.42%	*	2.70%	1.63%	1.99%	1.59%	1.65%
- After Reimbursement §	3.42%	*	2.71%	1.63%	1.99%	1.59%	1.64%

Portfolio Turnover Rate	28.22%	^	41.80%	32.02%	33.84%	35.83%	23.88%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Invesco ADR Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek high total return through capital appreciation and current income, while reducing risk through diversification.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the six months ended June 30, 2009 did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2	Level 3	Total
Assets
Common stock	$131,171,865	$41,259,031	$-	$172,430,896
Short-term Investments	8,895,713	5,030,000	-	13,925,713
Total	$140,067,578	$46,289,031	$-	$186,356,609

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio.  However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio.  Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.  Fund expenses might vary if unaffiliated companies provided these services.  Current terms of the agreements do not call for any fees to be paid by either the Portfolio or the investment advisor for these services.

As of June 30, 2009, there were forty-eight portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $44,764,044 and $48,231,961, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $217,557,513. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,324,370 and gross depreciation of securities in which there was an excess of tax cost over value of $38,525,274 resulting in net depreciation of $31,200,904.

5.         SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $8,586,688 and received collateral of $8,895,713 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.90%
152,158	BAE Systems PLC sponsored ADR	3,415,947
		$3,415,947

Auto Parts & Equipment --- 1.05%
3,930	Hyundai Mobis	342,406
132,200	NOK Corp	1,536,047
		$1,878,453

Automobiles --- 3.81%
48,488	Bayerische Motoren Werke AG	1,831,640
912,000	Denway Motors Ltd	362,964
241,170	Nissan Motor Co Ltd sponsored ADR †	2,913,333
111,500	PT Astra International Tbk	258,883
19,505	Toyota Motor Corp sponsored ADR	1,473,213
		$6,840,033

Building Materials --- 0.09%
17,236	Cemex SAB de CV sponsored ADR ‡	160,984
		$160,984

Chemicals --- 3.23%
61,184	BASF AG sponsored ADR	2,432,064
41,807	Makhteshim-Agan Industries Ltd	205,953
701,000	Sumitomo Chemical Co Ltd	3,152,501
		$5,790,518

Communications - Equipment --- 1.44%
263,424	Telefonaktiebolaget LM Ericsson sponsored ADR	2,576,287
		$2,576,287

Conglomerates --- 2.75%
42,311	Barloworld Ltd unsponsored ADR	213,247
90,171	Hutchison Whampoa Ltd ADR	2,935,066
96,932	Koninklijke Philips Electronics NV NY Shrs	1,785,488
		$4,933,801

Cosmetics & Personal Care --- 0.10%
13,300	Natura Cosmeticos SA	173,759
		$173,759

Distributors --- 1.06%
51,842	Mitsubishi Corp sponsored ADR †	1,897,417
		$1,897,417

Electric Companies --- 3.05%
27,266	Companhia Energetica de Mina Gerais sponsored ADR	366,455
51,184	E.ON AG sponsored ADR	1,812,984
72,636	National Grid PLC sponsored ADR	3,285,326
		$5,464,765

Electronic Instruments & Equipment --- 2.84%
24,715	AU Optronics Corp ADR	239,241
1,679	LG Electronics Inc	153,376
56,000	Murata Manufacturing Co Ltd	2,390,047
89,460	Sony Corp sponsored ADR	2,313,435
		$5,096,099

Electronics - Semiconductor --- 1.16%
857	Samsung Electronics Co Ltd	396,246
34,900	Tokyo Electron Ltd	1,684,270
		$2,080,516

Engineering & Construction --- 1.79%
4,784	Daelim Industrial Co Ltd	230,221
2,510	Holcim Ltd ‡	142,905
251,050	Holcim Ltd ADR † ‡	2,831,844
		$3,204,970

Financial Services --- 0.96%
169,645	ING Groep NV sponsored ADR	1,720,200
		$1,720,200

Food & Beverages --- 6.02%
4,196	Fomento Economico Mexicano SAB de CV sponsored ADR	135,279
267,413	Heineken NV ADR	4,960,511
32,650	Seven & I Holdings Co Ltd ADR	1,534,550
9,800	Tiger Brands Ltd - sponsored ADR	191,100
164,759	Unilever NV NY Shrs	3,983,873
		$10,805,313

Foreign Banks --- 11.06%
8,862	Banco Bradesco SA sponsored ADR	130,892
412,976	Banco Santander SA sponsored ADR †	4,997,010
55,000	Bangkok Bank Public Co Ltd	173,498
517,000	China Construction Bank Corp	398,371
299,338	Credit Agricole SA	1,840,929
149,800	Grupo Financiero Banorte SAB de CV	364,596
81,730	HSBC Holdings PLC sponsored ADR	3,413,862
707,145	Mitsubishi UFJ Financial Group Inc ADR	4,341,870
184,754	Societe Generale sponsored ADR	2,010,123
33,104	Standard Bank Group Ltd	380,836
4,428	State Bank of India sponsored GDR	315,641
24,958	Toronto-Dominion Bank	1,289,366
62,514	Turkiye Is Bankasi	181,892
		$19,838,886

Gold, Metals & Mining --- 2.81%
74,703	BHP Billiton Ltd sponsored ADR	4,088,495
1,319	POSCO	438,476
12,100	Usinas Siderurgicas de Minas Gerais SA ‡	259,043
14,473	Vale SA sponsored ADR	255,159
		$5,041,173

Household Goods --- 0.19%
197,267	Steinhoff International Holdings Ltd	342,578
		$342,578

Insurance Related --- 3.92%
54,371	Intact Financial Corp	1,591,654
11,345	MunichRe AG (registered)	1,532,774
221,540	Zurich Financial Services AG ADR	3,912,396
		$7,036,824

Office Equipment & Supplies --- 1.85%
102,237	Canon Inc sponsored ADR	3,325,770
		$3,325,770

Oil & Gas --- 13.62%
18,200	Banpu PLC	179,480
6,700	Banpu PLC NVDR	65,499
66,825	BP PLC sponsored ADR	3,186,216
3,460	CNOOC Ltd ADR †	425,684
38,910	EnCana Corp	1,924,878
84,922	Eni SpA sponsored ADR †	4,026,152
13,926	OAO Gazprom sponsored ADR	282,645
8,466	OAO LUKOIL sponsored ADR	378,430
9,637	Petroleo Brasileiro SA ADR	394,924
35,100	PTT PLC	241,074
89,800	Repsol YPF SA sponsored ADR †	2,007,928
97,896	Royal Dutch Shell PLC ADR	4,978,991
7,880	Sasol Ltd sponsored ADR	274,382
81,669	StatoilHydro ASA sponsored ADR	1,614,596
77,877	Total SA sponsored ADR	4,223,270
18,214	Tupras-Turkiye Petrol Rafinerileri AS	221,019
		$24,425,168

Pharmaceuticals --- 8.03%
60,246	AstraZeneca PLC sponsored ADR †	2,659,258
105,337	Glaxosmithkline PLC ADR	3,722,610
34,036	Novartis AG ADR	1,388,329
129,141	Sanofi-Aventis ADR	3,808,368
146,160	Takeda Pharmaceutical Co Ltd unsponsored ADR †	2,816,503
		$14,395,068

Photography/Imaging --- 2.41%
136,575	FUJIFILM Holdings Corp ADR	4,329,427
		$4,329,427

Printing & Publishing --- 0.00%
1	Reed Elsevier PLC sponsored ADR	30
		$30

Railroads --- 0.62%
110,400	East Japan Railway Co ADR	1,118,352
		$1,118,352

Real Estate --- 2.41%
193,563	Cheung Kong (Holdings) Ltd unsponsored ADR	2,218,232
407,500	Soho China Ltd	250,882
12,381	Unibail-Rodamco SE REIT	1,851,137
		$4,320,251

Retail --- 1.41%
429,700	Esprit Holdings Ltd	2,387,339
684	Lotte Shopping Co Ltd	140,121
		$2,527,460

Specialized Services --- 1.09%
65,373	Publicis Groupe ADR	1,950,730
		$1,950,730

Telephone & Telecommunications --- 9.26%
8,299	America Movil SAB de CV ADR	321,337
105,152	Nippon Telegraph & Telephone Corp sponsored ADR	2,139,843
244,771	Nokia OYJ sponsored ADR	3,568,761
142,065	NTT DoCoMo Inc sponsored ADR	2,067,046
7,187	Orascom Telecom Holding SAE GDR ‡	190,342
11,286	PT Telekomunikasi Indonesia sponsored ADR	338,354
124,200	Swisscom AG sponsored ADR	3,806,730
214,000	Vodafone Group PLC sponsored ADR	4,170,860
		$16,603,273

Tobacco --- 2.13%
73,435	Imperial Tobacco Group PLC ADR	3,814,948
		$3,814,948

Transportation --- 2.00%
183,686	TNT NV ADR †	3,581,877
		$3,581,877

Utilities --- 2.09%
252,704	Centrica PLC sponsored ADR	3,740,019
		$3,740,019

TOTAL COMMON STOCK --- 96.15%		$172,430,896
(Cost $201,539,339)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,030,000	Fannie Mae	5,030,000
	0.01% July 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 2.80%		$5,030,000
(Cost $5,030,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
8,895,713	BNP Paribas Securities Corp	8,895,713
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 4.96%		$8,895,713
(Cost $8,895,713)

OTHER ASSETS & LIABILITIES --- (3.91%)		$(7,017,911)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%		$179,338,698
(Cost $215,465,052)

Legend

ADR	American Depository Receipt
†	A portion or all of the security is on loan at June 30, 2009.
‡	Non-income Producing Security
GDR	Global Depository Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
JUNE 30, 2009
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Australia	4,088,495	2.19%
Brazil	1,580,232	0.85%
Canada	4,805,898	2.58%
China	398,371	0.21%
Finland	3,568,761	1.92%
France	15,684,557	8.42%
Germany	7,609,462	4.08%
Hong Kong	8,580,167	4.62%
India	315,641	0.17%
Indonesia	597,237	0.32%
Israel	205,953	0.11%
Italy	4,026,152	2.16%
Japan	36,120,291	19.39%
Mexico	982,196	0.53%
Netherlands	16,031,949	8.60%
Norway	1,614,596	0.87%
Russia	661,075	0.35%
South Africa	1,402,143	0.75%
South Korea	1,700,846	0.90%
Spain	7,004,938	3.76%
Sweden	2,576,287	1.38%
Switzerland	12,082,204	6.48%
Taiwan	239,241	0.13%
Thailand	659,551	0.35%
Turkey	402,911	0.22%
United Kingdom	36,578,409	19.63%
United States	16,839,046	9.03%
	186,356,609	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Invesco ADR Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,073.44	$6.01

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.99	$5.86

*Expenses are equal to the Portfolio's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009